Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations

NOTE 15 - CONCENTRATIONS

Customers:

Amazon accounted for 53.6% and 56.6% of the Company’s revenues during the three months ended March 31, 2021 and 2020, respectively. No other customer accounted for 10% or more of the Company’s revenues for either period.

Suppliers:

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchases for the three months ended March 31, 2021 and 2020.

	March 31, 2021		March 31, 2020

Globalstar Europe	$140,829	10.1%	$136,661	12.0%
Garmin	$236,243	16.9%	$131,266	11.4%
Network Innovations	$129,931	9.3%	$334,292	28.9%
Cygnus Telecom	$132,519	9.5%	$136,761	11.8%
Satcom Global	$239,805	17.2%	$61,674	5.3%

Geographic:

The following table sets forth revenue as to each geographic location, for the three months ended March 31, 2021 and 2020:

	March 31, 2021		March 31, 2020

Europe	$1,012,258	69.3%	$999,191	68.1%
North America	308,072	21.1%	355,781	25.0%
South America	7,718	0.5%	11,127	0.8%
Asia & Pacific	105,932	7.3%	93,504	6.6%
Africa	27,448	1.9%	8,500	0.6%
	$1,461,428		$1,468,103

NOTE 17 - CONCENTRATIONS

Customers:

Amazon accounted for 73.3% and 56.9% of the Company’s revenues during the years ended December 31, 2020 and 2019, respectively. No other customer accounted for 10% or more of the Company’s revenues for either period.

Suppliers:

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchases for the years ended December 31, 2020 and 2019.

	December 31, 2020		December 31, 2019

Network Innovations	$912,056	17.5%	$1,431,075	30.1%
Garmin	$813,875	15.6%	$647,360	13.6%
Globalstar Europe	$540,463	10.3%	$568,006	12.0%
Cygnus Telecom	$623,736	11.9%	$525,231	11.1%

Geographic:

The following table sets forth revenue as to each geographic location, for the years ended December 31, 2020 and 2019:

	Year Ended December 31, 2020		Year Ended December 31, 2019

Europe	$3,658,612	64.3%	$4,152,218	70.7%
North America	1,532,273	26.9%	1,162,869	19.8%
South America	34,915	0.6%	42,212	0.7%
Asia & Pacific	363,838	6.4%	414,725	7.1%
Africa	43,948	0.8%	46,783	0.8%
Australia & Oceania	56,210	1.0%	50,751	0.9%
	$5,689,796		$5,869,558